Barclays PLC parent company balance sheet (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Assets
Loans and advances to subsidiaries	£ 348,549	£ 342,632
Financial assets at fair value through the income statement	194,421	175,151
Derivative financial instruments	256,636	302,446
Other assets	3,501	2,622
Total assets	1,376,333	1,349,514
Liabilities
Deposits at amortised cost	500,895	481,036
Cash collateral and settlement balances	101,923	85,423
Debt securities in issue	90,733	75,796
Subordinated Liabilities	12,839	16,341		£ 18,156
Financial liabilities designated at fair value	264,164	249,765
Other liabilities	10,928	8,662
Total liabilities	1,308,217	1,282,632
Equity
Other equity instruments	11,167	11,172		10,871
Other reserves	2,856	4,461
Retained earnings	48,461	45,527
Total equity	68,116	66,882	£ 69,541	£ 65,660
Total equity and liabilities	1,376,333	1,349,514
Barclays PLC
Assets
Investment in subsidiaries	58,828	58,886
Loans and advances to subsidiaries	23,295	24,710
Financial assets at fair value through the income statement	21,046	17,521
Derivative financial instruments	2	7
Other assets	19	65
Total assets	103,190	101,189
Liabilities
Deposits at amortised cost	476	482
Cash collateral and settlement balances	0	0
Debt securities in issue	26,663	28,428
Subordinated Liabilities	9,170	7,724
Financial liabilities designated at fair value	12,130	9,507
Other liabilities	135	176
Total liabilities	48,574	46,317
Equity
Called up share capital	4,249	4,340
Share premium account	319	297
Other equity instruments	11,169	11,169
Other reserves	488	394
Retained earnings	38,391	38,672
Total equity	54,616	54,872
Total equity and liabilities	£ 103,190	£ 101,189